Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Interest expense on deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2014	2013	2012
Interest bearing
checking accounts	$365	329	315
Savings accounts	2,662	3,333	3,872
Time deposits and
money market accounts	11,064	10,138	14,313
Total	$14,091	13,800	18,500

Maturity of total time deposits
At December 31, 2014, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$790,320
1 to 2 years	333,911
2 to 3 years	17,852
3 to 4 years	4,713
4 to 5 years	16,265
Over 5 years	172
$1,163,233